Document and Entity Information	Feb. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2021
Entity Registrant Name	Power Integrations, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23441
Entity Tax Identification Number	94-3065014
Entity Address, Address Line One	5245 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138-1002
City Area Code	408
Local Phone Number	414-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000833640
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	POWI
Security Exchange Name	NASDAQ